Morgan, Lewis & Bockius LLP
				One Federal Street
                           Boston, Massachusetts 02110




December 23, 2015



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


Re:     Pioneer Series Trust V
        Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File Nos. 333-129005 and 811-21823)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust V, a Delaware statutory trust (the "Trust"), we are hereby filing Post-Effective Amendment No. 26 to the Registration Statement for the Trust (the "Amendment") relating to Pioneer Absolute
Return Bond Fund, Pioneer Global Equity Fund, Pioneer High Income Municipal Fund, Pioneer Long/Short Bond Fund and Pioneer Long/Short Opportunistic Credit Fund (the "Funds"), each a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act").

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on December 31, 2015, for the purpose of including the financial statements of the Funds and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph
(b) of Rule 485.

Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,



/s/ Jeremy B. Kantrowitz
    --------------------
    Jeremy B. Kantrowitz


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.